Related party transactions - Schedule of key management personnel compensation (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Schedule Of Key Management Personnel Compensation Abstract
Salaries, benefits, bonuses and consulting fees	$ 205,926	$ 852,935	$ 639,299	$ 1,277,708
Share-based payments	397,920	869,908	1,158,945	2,186,391
Key management personnel compensation	$ 603,846	$ 1,722,843	$ 1,798,245	$ 3,464,099